INTEREST AND OTHER FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST AND OTHER FINANCE COSTS
Schedule of interest and other finance costs

4.1 Interest income/(expense)

	2020	2019	2018
	$ million	$ million	$ million
Interest income	6	10	8
Interest expense:
Bank borrowings	(4)	(7)	(11)
Private placement notes	(42)	(41)	(38)
Lease liabilities	(6)	(6)	–
Corporate bond	(5)	–	–
Other	(5)	(11)	(10)
	(62)	(65)	(59)
Net interest expense	(56)	(55)	(51)

4.2 Other finance costs

		2020	2019	2018
	Notes	$ million	$ million	$ million
Retirement benefit net interest expense	18	(2)	(2)	(3)
Unwinding of discount		(11)	(8)	(9)
Other		6	(8)	(8)
Other finance costs		(7)	(18)	(20)